Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Jan. 24, 2025	Dec. 31, 2024	Jul. 31, 2024	Jul. 19, 2024	Apr. 03, 2024	Apr. 02, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001					$ 0.001
Preferred stock, shares authorized (in shares)	4,970,680		4,975,680					5,000,000
Preferred stock, shares issued (in shares)	0		0					0
Preferred stock, shares outstanding (in shares)	0		0					0
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001					$ 0.001
Common stock, shares authorized (in shares)	120,000,000		120,000,000					120,000,000
Common stock, shares issued (in shares)	9,247,953		256,397					6,664
Common stock, shares outstanding (in shares)	9,247,952		256,397					6,664
Treasury stock, shares (in shares)	1		1					1
Series C Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001		$ 0.001					$ 0.001
Temporary equity, shares authorized (in shares)	18,820		18,820					0
Temporary equity, shares issued (in shares)	573		11,757					0
Temporary equity, shares outstanding (in shares)	573		11,757					0
Preferred stock, par value (in dollars per share)		$ 0.001	$ 1,000	$ 1,000	$ 1,000
Series B Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001		$ 0.001					$ 0.001
Temporary equity, shares authorized (in shares)	5,500		5,500					0
Temporary equity, shares issued (in shares)	0		0					0
Temporary equity, shares outstanding (in shares)	0		0					0
Preferred stock, par value (in dollars per share)						$ 1,000	$ 0.001